Marketable securities - Schedule of Marketable Securities by Contractual Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Marketable Securities [Abstract]
Debt Securities, Available-for-Sale, Fair Value, Maturity, Allocated and Single Maturity Date, Year One	$ 38,693	$ 44,643
Debt Securities, Available-for-Sale, Fair Value, Maturity, Allocated and Single Maturity Date, after Year One Through Two	28,859	22,125
Debt Securities, Available-for-Sale, Total	$ 67,552	$ 66,768